Commitment and Contingencies - Schedule of Future Rental Payment Under Non-cancellable Operating Lease (Details)	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 10,476
2019	62,854
2020	62,854
2021	26,189
Future payment of lease	$ 162,373